Summary of Significant Accounting Policies - Schedule of Available-for-sale Securities (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Unrealized Losses	$ (923)		$ 923
Corporate Debt Securities [Member]
Amortized Cost			4,010,003
Unrealized Gains			27
Unrealized Losses			(463)
Fair Value			4,009,567
Commercial Paper [Member]
Amortized Cost			2,979,583
Unrealized Gains			72
Unrealized Losses			(442)
Fair Value			2,979,213
Available-for-sale Securities [Member]
Amortized Cost			6,989,586
Unrealized Gains			99
Unrealized Losses			(905)
Fair Value			$ 6,988,780